Prepayment and other current assets	12 Months Ended
Dec. 31, 2020
Prepayment and other current assets
Prepayment and other current assets

5.    Prepayment and other current assets

The following is a summary of prepayments and other current assets:

	December 31, 2019	December 31, 2020
	RMB	RMB
Deductible VAT	4,056	2,280
Deposits	14,496	8,748
Prepaid rental expenses	1,662	237
Receivables due from third-party online payment platforms	4,755	1,126
Staff advances	4,131	910
Prepaid promotion expenses	54,382	55,853
Prepaid service fees	4,591	635
Prepaid insurance fees	3,648	4,429
Bridge loan receivable*	100,611	—
Others	1,450	2,211
Less: provisions for prepayment and other current assets	—	(16,573)
Total	193,782	59,856

*On May, 2019, the Company (the "Purchaser") entered into a share purchase agreement (the "Agreement") with, among other parties, Longye (the "Seller"), a company incorporated in the Cayman Islands, to acquire its entire entity interest for a total consideration of U.S.-dollar equivalent of RMB200,000,000 in the form of cash and the Company's securities in aggregate. According to the Agreement, the Purchaser shall pay RMB100,000,000 equivalent in USD as a bridge loan to the Seller. The Company has completed the acquisition on January 13, 2020, the Company has credited this bridge loan to the cash portion of the purchase price. See Note 24 for additional information.

The Group recognized a net provision for prepayment and other current assets of RMB16,573 for the year ended December 31, 2020. The following table summarized the details of the Group's provision for prepayment and other current assets:

	December 31, 2019	December 31, 2020
	RMB	RMB
Balance at the beginning of the year	—	—
Additions	—	16,573
Reversal	—	—
Transfer-out	—	—
Write-off	—	—
Balance at the end of the year	—	16,573